July 1, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	ProShares Trust (the “Trust”)

(File Nos. 333-89822 and 811-21114)

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of the Trust pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits in interactive data format on XBRL, which contain the risk return summary information of the prospectus dated October 1, 2018 as supplemented June 20, 2019 for ProShares, as filed under Rule 497 on June 20, 2019 (SEC Accession No. 0001193125-19-176612).

As Chief Legal Officer and Secretary of the Trust, I have reviewed the enclosed Amendment and represent that, to the best of my knowledge, the Amendment does not contain any disclosure which would render it ineligible to become effective under Rule 497.

Should you have any comments or questions, please do not hesitate to contact me at (240) 497-6400.

Sincerely,

/s/ Richard F. Morris
Richard F. Morris
Chief Legal Officer and Secretary